Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 473	$ 214
Short-term investments and deposits	91	100
Trade receivables	1,418	883
Inventories	1,570	1,250
Investments at fair value through other comprehensive income	0	53
Prepaid expenses and other receivables	357	341
Total current assets	3,909	2,841
Non-current assets
Investments at fair value through other comprehensive income	0	83
Deferred tax assets	147	127
Property, plant and equipment	5,754	5,550
Intangible assets	867	670
Other non-current assets	403	393
Total non-current assets	7,171	6,823
Total assets	11,080	9,664
Current liabilities
Short-term debt	577	679
Trade payables	1,064	740
Provisions	59	54
Other payables	912	704
Total current liabilities	2,612	2,177
Non-current liabilities
Long-term debt and debentures	2,436	2,053
Deferred tax liabilities	384	326
Long-term employee liabilities	564	655
Long-term provisions and accruals	278	267
Other	70	98
Total non-current liabilities	3,732	3,399
Total liabilities	6,344	5,576
Equity
Total shareholders' equity	4,527	3,930
Non-controlling interests	209	158
Total equity	4,736	4,088
Total liabilities and equity	$ 11,080	$ 9,664